Segment and geographic information (Schedule of Geographic Areas Based on Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 297,662	$ 189,510	$ 107,073
U.S.
Segment Reporting Information [Line Items]
Revenues	154,360	100,706	57,938
Europe
Segment Reporting Information [Line Items]
Revenues	77,019	48,331	25,181
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	38,437	22,814	13,356
Rest of the world
Segment Reporting Information [Line Items]
Revenues	24,991	15,715	9,374
Israel
Segment Reporting Information [Line Items]
Revenues	$ 2,855	$ 1,944	$ 1,224